Total
CAPITAL WORLD BOND FUND
CAPITAL WORLD BOND FUND
Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 40 of the prospectus and on page 79 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - CAPITAL WORLD BOND FUND	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAPITAL WORLD BOND FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2		Class 529-F-3		Class R-1		Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%		0.43%		0.43%		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none		none		1.00%		0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.24%	0.25%	0.25%	0.25%	0.16%	0.07%	0.29%	0.31%	0.19%	0.29%	0.29%	0.22%	[1]	0.11%	[1]	0.15%	[2]	0.41%	0.28%	0.21%	0.16%	0.19%	0.11%	0.05%
Total annual fund operating expenses		0.92%	1.68%	0.93%	0.93%	0.59%	0.50%	0.96%	1.74%	1.12%	0.97%	0.97%	0.65%		0.54%		1.58%		1.59%	1.31%	1.14%	0.84%	0.62%	0.54%	0.48%
Fee waiver	[3]						0.01%
Total annual fund operating expenses after fee waiver		0.92%	1.68%	0.93%	0.93%	0.59%	0.49%	0.96%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Restated to reflect current fees.
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least March 1, 2022. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - CAPITAL WORLD BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 465	$ 271	$ 343	$ 95	$ 60	$ 50	$ 445	$ 277	$ 114	$ 346	$ 99	$ 66	$ 55	$ 161	$ 162	$ 133	$ 116	$ 86	$ 63	$ 55	$ 49
3 years	657	530	539	296	189	159	645	548	356	551	309	208	173	499	502	415	362	268	199	173	154
5 years	865	913	752	515	329	279	862	944	617	773	536	362	302	860	866	718	628	466	346	302	269
10 years	$ 1,464	$ 1,785	$ 1,364	$ 1,143	$ 738	$ 627	$ 1,487	$ 1,567	$ 1,363	$ 1,410	$ 1,190	$ 810	$ 677	$ 1,878	$ 1,889	$ 1,579	$ 1,386	$ 1,037	$ 774	$ 677	$ 604

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - CAPITAL WORLD BOND FUND - USD ($)	Class C	Class 529-C
1 year	$ 171	$ 177
3 years	530	548
5 years	913	944
10 years	$ 1,785	$ 1,567

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Higest/Lowest quarterly results during this period were: Highest 5.40% (quarter ended March 31, 2016) Lowest -6.51% (quarter ended December 31, 2016)
Average annual total returns For the periods ended December 31, 2020 (with maximum sales charge):
Average Annual Returns - CAPITAL WORLD BOND FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	5.78%	4.23%	2.63%	5.92%	Aug. 04, 1987
Class C	8.09%	4.22%	2.37%	4.97%	Mar. 15, 2001
Class F-1	9.93%	5.04%	3.03%	5.34%	Mar. 16, 2001
Class F-2	10.25%	5.36%	3.32%	3.72%	Aug. 01, 2008
Class F-3	10.39%			6.10%	Jan. 27, 2017
Class 529-A	5.98%	4.22%	2.58%	5.27%	Feb. 15, 2002
Class 529-C	8.04%	4.17%	2.55%	5.25%	Feb. 28, 2002
Class 529-E	9.76%	4.80%	2.76%	5.11%	May 16, 2002
Class 529-F-1	10.08%	5.21%	3.18%	5.37%	Sep. 17, 2002
Class R-1	9.14%	4.27%	2.27%	4.45%	Jun. 28, 2002
Class R-2	9.20%	4.31%	2.27%	4.46%	Jul. 09, 2002
Class R-2E	9.47%	4.62%		2.38%	Aug. 29, 2014
Class R-3	9.64%	4.77%	2.74%	4.86%	Jul. 16, 2002
Class R-4	9.97%	5.10%	3.07%	5.33%	Aug. 15, 2002
Class R-5E	10.21%	5.28%		5.10%	Nov. 20, 2015
Class R-5	10.33%	5.42%	3.38%	5.78%	May 15, 2002
Class R-6	10.40%	5.49%	3.44%	4.59%	May 01, 2009
After Taxes on Distributions | Class A	4.61%	3.44%	1.77%
After Taxes on Distributions and Sale of Fund Shares | Class A	3.61%	2.95%	1.69%
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.20%	4.79%	2.83%		Aug. 04, 1987
Lipper Global Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.87%	4.76%	3.19%	6.18%	Aug. 04, 1987
Consumer Price Index	1.36%	1.95%	1.74%	2.51%	Aug. 04, 1987

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.